Financial assets and liabilities - Summary of detailed information about borrowings (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 06, 2022	Nov. 10, 2022
Disclosure of detailed information about borrowings [line items]
Carrying amount	$ 549,332	$ 610,973
Vista Argentina July,2018 Floating [member]
Disclosure of detailed information about borrowings [line items]
Annual rate	LIBOR + 4.5%	LIBOR + 4.5%
USDollar Fixed Rate Borrowings Due July2018
Disclosure of detailed information about borrowings [line items]
Principal	$ 150,000	$ 150,000
Interest	Fixed	Fixed
Annual rate	8.00	8.00
USDollar Fixed Rate Borrowings Due July2019 [Member]
Disclosure of detailed information about borrowings [line items]
Execution date	July, 2019	July, 2019
Currency	USD	USD
Principal	$ 15,000	$ 15,000
Interest	Fixed	Fixed
Annual rate	9.40	9.40
Maturity date	July, 2022	July, 2022
Carrying amount		$ 5,081
Negotiableobligation Due February 2020 [Member]
Disclosure of detailed information about borrowings [line items]
Execution date	February, 2020
Currency	USD
Principal	$ 50,000
Interest	Fixed
Annual rate	3.50
Maturity date	February, 2024
Carrying amount	$ 9,607	50,316
Negotiableobligation Floating Rate Due August 2020 [Member]
Disclosure of detailed information about borrowings [line items]
Execution date	August, 2020
Currency	ARS
Principal	$ 725,650
Interest	Variable
Annual rate	Badlar + 1.37
Maturity date	February, 2022
Carrying amount	$ 0	7,427
Negotiableobligation Fixed Rate Due August 2020 [Member]
Disclosure of detailed information about borrowings [line items]
Execution date	August, 2020
Currency	USD
Principal	$ 20,000
Interest	Fixed
Annual rate	0.00
Maturity date	August, 2023
Carrying amount	$ 0	19,869
Negotiableobligation Fixed Rate Due December 2020 [Member]
Disclosure of detailed information about borrowings [line items]
Execution date	December, 2020
Currency	USD
Principal	$ 10,000
Interest	Fixed
Annual rate	0.00
Maturity date	August, 2023
Carrying amount	$ 0	9,931
Negotiableobligation Fixed Rate Due December 2020 One [Member]
Disclosure of detailed information about borrowings [line items]
Execution date	December, 2020
Currency	USD
Principal	$ 10,000
Interest	Fixed
Annual rate	3.24
Maturity date	December, 2024
Carrying amount	$ 9,968	9,940
Negotiableobligation August Due 2019 [Member]
Disclosure of detailed information about borrowings [line items]
Execution date	August, 2019
Currency	USD
Principal	$ 50,000
Interest	Fixed
Annual rate	8.50
Maturity date	August, 2022
Carrying amount	$ 0	$ 50,492
Usdollar Fixed Rate Borrowings Due January 2021 [Member]
Disclosure of detailed information about borrowings [line items]
Execution date	January, 2021	January, 2021
Currency	USD	USD
Principal	$ 11,700	$ 11,700
Interest	Fixed	Fixed
Annual rate	1.80	1.80
Maturity date	January, 2026	January, 2026
Carrying amount	$ 68	$ 137
Usdollar Fixed Rate Borrowings Due July 2021
Disclosure of detailed information about borrowings [line items]
Execution date	July, 2021	July, 2021
Currency	USD	USD
Principal	$ 43,500	$ 43,500
Interest	Fixed	Fixed
Annual rate	2.05	2.05
Maturity date	July, 2026	July, 2026
Carrying amount	$ 79	$ 60
Argentinepesos fixed rate borrowings due december2021
Disclosure of detailed information about borrowings [line items]
Execution date	December, 2021	December, 2021
Currency	ARS	ARS
Principal	$ 917,892	$ 917,892
Interest	Fixed	Fixed
Annual rate	32.00	32.00
Maturity date	March, 2022	March, 2022
Carrying amount		$ 3,191
Usdollar Negotiable obligation Fixed Rate Due March 2021 [Member]
Disclosure of detailed information about borrowings [line items]
Execution date	March, 2021
Currency	USD
Principal	$ 42,371
Interest	Fixed
Annual rate	4.25
Maturity date	March, 2024
Carrying amount	$ 42,200	41,970
Argentinepesos Negotiable Obligation Fixed Rate Due March 2021 [Member]
Disclosure of detailed information about borrowings [line items]
Execution date	March, 2021
Currency	ARS
Principal	$ 3,054,537
Interest	Fixed
Annual rate	2.73
Maturity date	September, 2024
Carrying amount	$ 45,185	40,888
Usdollar Negotiable Obligation Fixed Rate Due June 2021 [Member]
Disclosure of detailed information about borrowings [line items]
Execution date	June, 2021
Currency	USD
Principal	$ 38,787
Interest	Fixed
Annual rate	4.00
Maturity date	June, 2023
Carrying amount	$ 0	38,551
Argentinepesos Negotiable obligation Fixed Rate Due June 2021 [Member]
Disclosure of detailed information about borrowings [line items]
Execution date	June, 2021
Currency	ARS
Principal	$ 3,104,063
Interest	Fixed
Annual rate	4.00
Maturity date	March, 2025
Carrying amount	$ 40,765	36,891
Usdollar Negotiable Obligation Fixed Rate Due August 2021 [Member]
Disclosure of detailed information about borrowings [line items]
Execution date	August, 2021
Currency	USD
Principal	$ 9,230
Interest	Fixed
Annual rate	3.48
Maturity date	August, 2025
Carrying amount	$ 9,214	9,196
Usdollar Negotiable obligation Fixed Rate Due August 2021 One [Member]
Disclosure of detailed information about borrowings [line items]
Execution date	August, 2021
Currency	USD
Principal	$ 100,769
Interest	Fixed
Annual rate	5.85
Maturity date	August, 2031
Carrying amount	$ 102,504	$ 102,452
Usdollar Fixed Rate Borrowings Due January, 2022 [Member]
Disclosure of detailed information about borrowings [line items]
Execution date	January, 2022	January, 2022
Currency	USD	USD
Principal	$ 13,500	$ 13,500
Interest	Fixed	Fixed
Annual rate	2.45	2.45
Maturity date	January, 2027	January, 2027
Carrying amount	$ 28
Usdollar Variable Rate Borrowings Due July, 2018 [Member]
Disclosure of detailed information about borrowings [line items]
Execution date	July, 2018	July, 2018
Currency	USD	USD
Principal	$ 150,000	$ 150,000
Interest	Variable	Variable
Maturity date	July, 2023	July, 2023
Carrying amount	$ 69,121	$ 184,581
Usdollar Variable Rate Borrowings Due January, 2022 [Member]
Disclosure of detailed information about borrowings [line items]
Execution date	January, 2022	January, 2022
Currency	USD	USD
Principal	$ 25,000	$ 25,000
Interest	Variable	Variable
Annual rate	LIBOR + 2.00%	LIBOR + 2.00%
Maturity date	September, 2026	September, 2026
Carrying amount	$ 25,594
Usdollar Negotiable Obligation Fixed Rate Due June, 2022 [Member]
Disclosure of detailed information about borrowings [line items]
Execution date	June, 2022
Currency	USD
Principal	$ 43,500
Interest	Fixed
Annual rate	6.00
Maturity date	August, 2024
Carrying amount	$ 43,211	$ 0
Usdollar Negotiable Obligation Fixed Rate Due November, 2022 [Member]
Disclosure of detailed information about borrowings [line items]
Execution date	November, 2022
Currency	USD
Principal	$ 40,511			$ 40,511
Interest	Fixed
Annual rate	6.25
Maturity date	November, 2025
Carrying amount	$ 36,408	0
Usdollar Negotiable Obligation Fixed Rate Due December, 2022 One [Member]
Disclosure of detailed information about borrowings [line items]
Execution date	December, 2022
Currency	USD
Principal	$ 13,500
Interest	Fixed
Annual rate	4.00
Maturity date	January, 2025
Carrying amount	$ 13,413	0
Usdollar Negotiable Obligation Fixed Rate Due December, 2022 Two. [Member]
Disclosure of detailed information about borrowings [line items]
Execution date	December, 2022
Currency	USD
Principal	$ 63,450		$ 63,450
Interest	Fixed
Annual rate	0.00
Maturity date	June, 2026
Carrying amount	$ 63,079	0
Usdollar Negotiable Obligation Fixed Rate Due December, 2022 Three [Member]
Disclosure of detailed information about borrowings [line items]
Execution date	December, 2022
Currency	USD
Principal	$ 39,118
Interest	Fixed
Annual rate	0.00
Maturity date	December, 2026
Carrying amount	$ 38,888	0
Aggregate Borrowing [Member]
Disclosure of detailed information about borrowings [line items]
Carrying amount	454,442	417,923
Aggregate Borrowing [Member] | Vista Argentina [Member]
Disclosure of detailed information about borrowings [line items]
Carrying amount	$ 94,890	$ 193,050